Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Cash Flow Statement [Abstract]
Schedules of Cash Flow, Supplemental Disclosures
Changes in working capital and income taxes received or paid:

	December 31,	December 31,
	2019	2018
Amounts receivable	($0.4)	($10.7)
Inventory	(11.4)	13.9
Advances and prepaid expenses	(2.8)	(7.2)
Accounts payable and accrued liabilities	(17.8)	9.4
Income taxes paid	(4.1)	(4.2)
	($36.5)	$1.2

Interest received	$3.4	$2.8
Other items:

	December 31,	December 31,
	2019	2018
Unrealized loss on non-hedging derivatives	$0.6	$0.4
Payment for reclamation activities	(2.0)	(0.9)
Interest received	3.4	2.8
Credit facility standby fees	(1.8)	(1.8)
Reduction of obligation to renounce flow-through exploration expenditures	(0.6)	(0.6)
Loss on disposal of assets	0.7	6.1
Gain on sale of non-core royalties	(8.0)	—
Other non-cash items	(0.7)	0.5
	($8.4)	$6.5

Schedule of Other Significant Noncash Transactions
Other items:

	December 31,	December 31,
	2019	2018
Unrealized loss on non-hedging derivatives	$0.6	$0.4
Payment for reclamation activities	(2.0)	(0.9)
Interest received	3.4	2.8
Credit facility standby fees	(1.8)	(1.8)
Reduction of obligation to renounce flow-through exploration expenditures	(0.6)	(0.6)
Loss on disposal of assets	0.7	6.1
Gain on sale of non-core royalties	(8.0)	—
Other non-cash items	(0.7)	0.5
	($8.4)	$6.5